Net income from financial instruments measured at fair value through profit and loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	£ 2,875	£ 1,733	£ 1,758
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(1,369)	1,214	254
Changes in fair value of long-term debt and related derivatives	102	(8)	17
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	143	493	285
Net income/expense from financial instruments measured at fair value through profit and loss	1,751	3,432	2,314
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	67	(91)	(36)
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of long-term debt and related derivatives	(736)	(337)	112
Other changes in fair value
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of long-term debt and related derivatives	838	329	(95)
Trading securities
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	(2,840)	3	1,948
Other instruments managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	5,715	1,730	(190)
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	£ (1,436)	£ 1,305	£ 290